Label	Element	Value
Additional Paid In Capital [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ 6,895
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	359,188
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	$ (801,203)